Interest expense and finance costs (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Interest Expense And Finance Costs [Line Items]
Interest incurred	$ 3,833,148	$ 2,384,806
Capitalized interest	0	(1,076,212)
Amortization of deferred financing charges	600,463	301,175	$ 301,175
Interest expense and finance costs	$ 4,433,611	$ 1,609,769	$ 1,609,769